Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Significant Accounting Policies
Schedule of useful lives of property and equipment for the purpose of computing depreciation
Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year

Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year